INTERIM CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2014 USD ($)	Jun. 30, 2014 ILS	Dec. 31, 2013 USD ($)	Dec. 31, 2013 ILS
INTERIM CONSOLIDATED BALANCE SHEETS [Abstract]
Accounts receivable, allowance for doubtful accounts	$ 236
Accounts payable, related parties			$ 12,823
Common shares, par value per share		0.01		0.01
Common shares, shares authorized	120,000,000	120,000,000	120,000,000	120,000,000
Common shares, shares issued	68,450,726	68,450,726	54,753,582	54,753,582
Common shares, shares outstanding	68,450,726	68,450,726	54,753,582	54,753,582